SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 19, 2025	Dec. 18, 2024
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Cash	$ 3,713		$ 3,713		$ 4,215	$ 28,560
Trust escrow account	18,929,689		18,929,689		55,000		$ 55,000
Trust account balance					18,000,701	50,880,604
Interest earned from the trust account	165,168	$ 684,600	543,988	$ 1,800,905	2,581,773	3,580,311
Unrecognized tax benefits	0		0		0	0
Federal Depository Insurance Coverage	250,000		250,000		250,000
Cash held in trust escrow account not yet deposited					55,000			$ 55,000
Common Stock Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common stock subject to possible redemption value	$ 18,929,689		$ 18,929,689		18,000,701	$ 50,880,604
Common stock subject to possible redemption value					$ 18,055,701